Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“US GAAP“). The significant accounting policies applied in the preparation of the consolidated financial statements, are as follows:
Principles of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries. As of December 31, 2024 and 2025, all of the Company’s subsidiaries are wholly owned. All intercompany transactions and balances have been eliminated in consolidation.
Use of estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the consolidated financial statements, as well as reported amounts of revenue and expenses during the reporting period. The accounting estimates that require management’s subjective judgments include, but are not limited to, revenue recognition, income taxes, incremental borrowing rate (“IBR”) under operating lease agreements, internal-use software costs, the fair value of contingent consideration related to business combinations, the fair value of acquired intangible assets related to business combinations and the determination of useful lives of acquired intangible assets. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ materially under different assumptions or conditions.
Business and Asset Acquisitions
The results of an acquired business in a business combination are included in the Company’s consolidated financial statements from the date of acquisition in accordance with ASC 805, Business Combinations. The Company allocates the purchase price, which is the sum of the consideration provided and may consist of cash, equity and contingent consideration, to the identifiable assets acquired and the assumed liabilities of the acquired business at their fair values as of the acquisition date. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired and the specific characteristics of the identified intangible assets. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including market conditions, technological developments, economic conditions and competition. The Company accounts for deferred revenue in businesses acquired under the provisions of ASU 2021-08, Topic 805, Business Combinations, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.

Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of the fair value as of the acquisition date, unless such contingent consideration includes continued service conditions. The fair value of the contingent consideration that is accounted for as a liability, is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Acquisition related costs incurred by the Company are not included as a component of consideration but are accounted for as an expense in the period in which the costs are incurred.

The Company accounts for a transaction as an asset acquisition when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, or otherwise does not meet the definition of a business. Asset acquisition-related costs are capitalized as part of the asset or assets acquired.

Goodwill and acquired intangible assets
Goodwill is not amortized but rather tested for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to reporting units expected to benefit from the business combination. The Company has determined that it has one operating segment and one reporting unit. Goodwill impairment is recognized when the quantitative assessment results in the carrying value exceeding the fair value, in which case an impairment charge is recorded to the extent the carrying value exceeds the fair value.

Intangible assets are amortized on a straight-line basis over the estimated useful life of the respective asset unless that life is determined to be indefinite. Each period, the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

The Company did not record any impairment charges to goodwill or other acquired intangible assets during the years ended December 31, 2023, 2024 and 2025.
The estimated useful lives of the Company’s intangible assets are as follows:

Customer relationships	3.75-6 years
Brand name	2-4 years
Database	2.75 years
User panel	3 years
Developed technology	2-4 years

Property and equipment, net
Property and equipment are stated at cost, net of accumulated depreciation, amortization and accumulated impairment losses. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Computers, software, peripheral and electronic equipment	3 years
Office furniture and equipment	7-15 years
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
The useful life, depreciation method and residual value of an asset are reviewed whenever events or circumstances indicate that a revision to the useful life is warranted, and any changes are accounted for prospectively as a change in accounting estimate. Maintenance, repairs and minor replacements are expensed as incurred.

Impairment of long-lived assets
The carrying amounts of the Company’s long-lived assets, including property and equipment, capitalized internal-use software, intangible assets and right of use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable or that the useful lives are shorter than originally estimated. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to future undiscounted cash flows that the asset is expected to generate over its remaining life. If this review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of those assets is reduced to fair value. If the useful life is shorter than originally estimated, the Company amortizes the remaining carrying value over the shorter useful life. The Company did not record any such impairments during the years ended December 31, 2023, 2024 and 2025.
Financial statements in U.S. dollars
The functional currency, which is the currency that best reflects the economic environment in which the Company operates and conducts most of its transactions, is determined separately for each Company subsidiary and is used to measure its financial position and operating results. The functional currency of the Company is U.S. Dollars.
Transactions denominated in foreign currencies are initially recorded by the Company at their respective functional currency exchange rates prevailing at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currencies are re-measured at the prevailing functional currency spot rate of exchange as of the reporting date in accordance with ASC Topic 830, Foreign currency matters. All transaction gains and losses from the re-measurement of monetary balance sheet items denominated in foreign currencies are recorded in finance income (expenses), net. The gains (losses) from foreign currency translation were $1,298, $(329) and $(5,882), respectively, for the years ended December 31, 2023, 2024 and 2025.
Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.
Cash and cash equivalents
Cash equivalents consist of unrestricted investments in highly liquid short-term investments and money market accounts with original maturities of three months or less when purchased and amounts receivable from payment processors. Interest is accrued as earned.
The Company uses quoted prices in active markets to determine the fair value of its Level 1 investments in money market accounts.
Restricted deposits
Restricted deposits are primarily invested in certificates of deposit, which mature within one year from the time of purchase and are used as security for the Company’s office leases or other financial commitments.
Accounts receivable, net
Accounts receivable includes billed and unbilled receivables. Accounts receivable are recorded at invoiced amounts and do not bear interest. The Company generally does not require collateral and provides for expected losses. The expectation of collectability is based on a review of credit profiles of customers, contractual terms and conditions, current economic trends, and historical payment experience. The Company regularly reviews the adequacy of the allowance for credit losses, which is estimated based on an analysis of the aging of its accounts receivable, historical write-offs, customer payment patterns and current economic trends in accordance with ASC Topic 326, Financial Instruments - Credit Losses. Accounts receivable deemed uncollectible are charged against the allowance for credit losses when identified. The allowance for credit losses was not material as of December 31, 2024 and 2025.
Unbilled accounts receivable represents revenue recognized on contracts for which invoices have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date. As of December 31, 2024 and 2025, the unbilled accounts receivable included within accounts receivable, net were $771 and $769, respectively.
Deferred contract costs
The Company accounts for costs to obtain revenue contracts in accordance with ASC Topic 340-40, Other assets and deferred costs.
Sales commissions earned by the Company’s sales force and associated payroll taxes are considered incremental and recoverable costs of acquiring customer contracts. For initial contracts acquired with new customers and additional revenue acquired with existing contracts, these costs are capitalized and amortized on a straight-line basis over the anticipated period of benefit, which is estimated to be three years. The Company determined the period of benefit by taking into consideration the length of its customer contracts, its technology lifecycle and other factors. For renewal of existing contracts, these costs are capitalized and amortized on a straight-line basis over the term of the renewal, since the sales commissions for renewals are not considered commensurate with the sales commissions for initial contracts acquired, given a substantive difference in the commission rates in proportion to their respective contract values.
Amounts expected to be recognized in excess of one year of the balance sheet date are recorded as deferred contract costs, non-current, in the consolidated balance sheets. Deferred contract costs are periodically analyzed for impairment. Amortization expense is recorded in sales and marketing expense within the accompanying consolidated statements of comprehensive income (loss). The Company has elected to apply the practical expedient allowed by ASC Topic 606, Revenue from contracts with customers (“ASC 606”) according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less.
Capitalized internal-use software costs
The Company capitalizes certain development costs incurred in connection with the development of its platform and software used in operations. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. Maintenance and training costs are expensed as incurred.
Capitalized internal-use software is amortized on a straight-line basis over its estimated useful life. The weighted-average useful life of capitalized internal-use software is three years as of December 31, 2025. The Company evaluates the useful lives of these assets and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
During the years ended December 31, 2023, 2024 and 2025, the Company capitalized software development costs of $858, $1,408 and $175, respectively, which are included in property and equipment, net in the consolidated balance sheets. Capitalized internal-use software costs during the year ended December 31, 2023, 2024 and 2025 include $37, $104 and $12, respectively, of share based compensation.
Amortization expense for the related capitalized internal-use software for the years ended December 31, 2023, 2024 and 2025 totaled $1,287, $1,546 and $1,613, respectively, and is included in cost of revenue in the consolidated statements of comprehensive income (loss).
The Company did not recognize any impairments to capitalized internal-use software during the years ended December 31, 2023, 2024 and 2025.
Revenue recognition
The Company generates revenue primarily from SaaS subscriptions, which is comprised of subscription fees from customers utilizing its cloud-based digital intelligence solutions and other subscription-based solutions, such as application programming interface (“API”) access, all of which include routine customer support. The Company‘s subscriptions agreements are typically offered on an annual and multi-year basis and are renewable thereafter. For multi-year agreements, the Company generally invoices customers at the beginning of each annual period. The Company sells its products directly to its customers utilizing its website, direct sales force and distribution partners.
Subscription service arrangements are generally non-cancelable and do not provide for refunds to customers in the event of cancellations or any other right of return.
The Company also generates revenue from data contracts, for which data is delivered to customers that do not receive ongoing access to a SaaS subscription platform. Data may be delivered either over time or at a point in time.
The Company recognizes revenue in accordance with ASC 606 and determines revenue recognition through the following steps:
1.Identification of the contract, or contracts, with a customer;
The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, the contract has commercial substance and the parties to the contract have approved the contract and are committed to perform their respective obligations. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.
2.Identification of the performance obligations in the contract;
Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct (i.e., the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company) and are distinct in the context of the contract (i.e., the transfer of the products and services is separately identifiable from other promises in the contract).
For SaaS subscriptions, the Company provides access to its cloud-based software, without providing the customer with the right to take possession of its software, which the Company considers to be a single performance obligation. Other subscription-based solutions provide the customer with API access or other recurring reports, which are generally contracted for the same service period as the SaaS subscription. For data contracts, the data is considered a separate performance obligation and is delivered either over time or at a point in time.
3.Determination of the transaction price;
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. Payment terms and conditions vary by contract type, although terms generally include a requirement to pay within 60 days of invoice. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts generally do not include a significant financing component. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing its products and services, not to receive financing from its customers or to provide customers with financing. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). The Company does not offer a right of refund in its contracts.
4.Allocation of the transaction price to the performance obligations in the contract;
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price for each contract to each performance obligation based on the relative standalone selling price (“SSP”). When a contract includes multiple performance obligations which are delivered concurrently and have the same pattern of transfer to the customer, the Company accounts for those performance obligations as a single performance obligation.
5.Recognition of revenue when, or as, the performance obligations are satisfied.
Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or delivery of service to the customer. Revenue is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those products or services. SaaS subscription and other subscription revenue is recognized on a ratable basis over the contractual subscription term of the arrangement beginning on the date that the service is made available to the customer, since the software is available to the customer on a stand-ready basis throughout the contract term. Payments received in advance of services being rendered are recorded as deferred revenue. Revenue for data contracts is recognized upon the delivery of data to the customer, which may be either over time or at a point in time.
Deferred revenue
Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is recognized as the revenue recognition criteria are met. The Company generally invoices customers in annual installments. Deferred revenue is influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing and new business linearity within the relevant financial period.
In addition, changes in deferred revenue during each period reflected payments received in advance of performance, partially offset by revenue recognized during the period as performance obligations were satisfied.
Deferred revenue that will be recognized as revenue during the succeeding twelve-month period is recorded as short-term deferred revenue and the remaining portion is recorded as deferred revenue, non-current.
During the years ended December 31, 2023, 2024 and 2025, the Company recognized revenue of $93,195, $98,901 and $107,179, respectively, which was included in the deferred revenue balances at the beginning of each respective period.
During the years ended December 31, 2024 and 2025, the Company’s deferred revenue increased by $2,125 and $1,265, respectively, resulting from business combinations.
Remaining performance obligations
The Company’s remaining performance obligations are comprised of subscription revenue not yet delivered. As of December 31, 2025, the aggregate amount of transaction price allocated to remaining performance obligations was $288,844. The Company expects to recognize 69% of its remaining performance obligations as of December 31, 2025 as revenue during the year ending December 31, 2026, and the majority of the remainder during the year ending December 31, 2027.
Cost of revenue
Cost of revenue primarily consists of costs related to supporting the Company’s cloud-based platform and solutions and include personnel related costs such as salaries, bonuses and benefits, and share-based compensation for employees principally responsible for data acquisition, production, engineering, advisory and technical customer support. In addition, cost of revenue includes third-party service provider costs to the cloud infrastructure provider for hosting the Company’s platform, third-party data providers, amortization of internal-use software and intangible assets and allocated overhead costs.
Research and development
Research and development costs include personnel-related costs associated with the Company’s engineering, data science, product and design teams as well as consulting and professional fees for third-party development resources, third-party licenses for software development tools and allocated overhead costs. Research and development costs are generally expensed as incurred.
Advertising expenses
Advertising is expensed as incurred. Advertising expense for the years ended December 31, 2023, 2024 and 2025 amounted to $2,125, $4,419 and $8,289, respectively.
Post-employment benefits
The Company accounts for employee related obligations in accordance with ASC Topic 715, Compensation—retirement benefits. Pursuant to Israel’s Severance Pay Law, Company employees in Israel are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, 1963. Accordingly, the Company is required to contribute, on a monthly basis, an amount equal to 8.33% of each employee’s monthly salary to individual accounts held with insurance companies for the benefit of each employee. These contributions release the Company from any future statutory severance payments. The related obligation and amounts deposited on behalf of such obligations are not recorded on the consolidated balance sheets, as they are legally released from obligation to employees once the deposit amounts have been paid. Severance pay expenses for the years ended December 31, 2023, 2024 and 2025, amounted to approximately $4,629, $4,768 and $5,416, respectively.
The Company’s subsidiary in the United States maintains a defined contribution plan covering all of its employees in the United States, which qualifies as a tax deferred savings plan under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “401(k) Plan”). Employees may elect to contribute up to 99% of their pretax salaries to the 401(k) Plan, but generally not greater than $23.5 per year (and an additional amount of $7.5 for employees aged 50 and over), through salary deferrals, subject to statutory limits. The Company matches 100% of employee contributions to the 401(k) Plan up to a limit of 4% of the employees’ eligible compensation. For the years ended December 31, 2023, 2024 and 2025, the Company recorded expense for matching contributions to the plan that amounted to $862, $830 and $1,037, respectively.
Leases
The Company accounts for leases in accordance with ASC Topic 842, Leases and determines whether an arrangement meets the definition of a lease at inception.
Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU assets are measured based on the discounted present value of the remaining lease payments, initial direct costs incurred, prepaid lease payments and lease incentives. The lease liability is measured based on the discounted present value of the remaining lease payments, which is computed using an IBR based on the information available at the inception of the lease, unless the rate implicit in the lease can be readily determined. The Company’s IBR for each leased asset is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the asset was located.

During the periods presented, all of the Company’s lease contracts are accounted for as operating leases. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.
The Company elected the practical expedient not to separate between lease and non-lease components in its lease agreements. The Company did not elect the practical expedient for lease agreements with a term of twelve months or less and recognizes ROU assets and lease liabilities in respect of all lease agreements.
Certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU assets and lease liabilities are calculated using the CPI as of the date of inception of the applicable lease and are not subsequently adjusted, unless the liabilities are reassessed for other reasons.
The carrying amounts of ROU assets are reviewed for impairment whenever events or changes in circumstances indicate that such carrying amounts may not be recoverable. The Company did not recognize any impairment charges during the years ended December 31, 2023, 2024 and 2025.
The Company subleases certain leased office spaces to third parties, and recognizes sublease income on a straight-line basis over the sublease term. The Company recognizes sublease income as an offset to lease expenses.
Share-based compensation
The Company accounts for share-based compensation in accordance with ASC Topic 718, Compensation—stock compensation (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its share options awards granted to employees, directors, and non-employees. The fair value of restricted share units (“RSUs”), for which vesting depends solely on continued service, and performance restricted share units (“PRSUs”), for which vesting also depends on the achievement of specified performance targets, is based on the closing market value of the underlying shares at the date of grant. The fair value of the Employee Share Purchase Plan (“ESPP”) is based on the Monte-Carlo Simulation. The determination of the grant date fair value using an option-pricing model is affected by highly subjective assumptions, including the fair value of the underlying Ordinary Shares, the expected term of the share option, the expected volatility of the price of the Ordinary Shares, risk-free interest rates, and the expected dividend yield of the Ordinary Shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. Share-based compensation for RSUs is recognized on a straight-line basis over the requisite service period, which is generally four years, including awards with graded vesting. Share-based compensation for PRSUs is recognized using the accelerated method. The Company recognizes forfeitures as they occur.
Income taxes
The Company accounts for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes (“ASC 740”), using the liability method. Under the liability method, deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect for the years in which those tax assets are expected to be realized or settled.
The Company regularly assesses the likelihood that its deferred tax assets will be realized from recoverable income taxes or recovered from future taxable income based on the realization criteria set forth in the relevant authoritative guidance. To the extent the Company believes any amounts are more likely than not to be unrealized, the Company records a valuation allowance to reduce its deferred tax assets. The realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the Company’s net deferred tax assets have been fully offset by a valuation allowance. If the Company subsequently realizes or determines it is more likely than not that it will realize deferred tax assets that were previously determined to be unrealizable, the respective valuation allowance would be reversed, resulting in an adjustment to earnings in the period such determination is made.
ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company classifies interest and penalties related to unrecognized tax benefits in the provision for income taxes.
Net loss per share
The Company’s basic net loss per share is calculated by dividing net loss by the weighted-average number of Ordinary Shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive Ordinary Shares are anti-dilutive.
Contingencies
The Company accounts for its contingent liabilities in accordance with ASC Topic 450, Contingencies. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.
Hedge accounting
The Company enters into foreign currency forward and option contracts with financial institutions to protect against foreign exchange risks, primarily the exposure to changes in the exchange rate of the New Israeli Shekel (“NIS”) against the U.S Dollar that are associated with forecasted future cash flows and certain existing assets and liabilities for up to twelve months. The Company’s primary objective in entering into such contracts is to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not use derivative instruments for trading or speculative purposes. Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, Derivative and Hedging. The accounting for changes in fair value of a derivative depends on the intended use of the derivative and the resulting designation. Derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, are recorded as other current assets or other current liabilities in the consolidated balance sheets. The Company records changes in the fair value of these derivatives in accumulated other comprehensive income (loss) in the consolidated balance sheets, until the forecasted transaction occurs. Upon occurrence, the Company reclassifies the related gain or loss on the derivative to the same financial statement line item in the consolidated statements of comprehensive income (loss) to which the derivative relates. Derivative instruments that hedge the exposure to variability in the fair value of assets or liabilities that are not currently designated as hedges for financial reporting purposes, are recorded as other current assets or other current liabilities in the consolidated balance sheets. The Company records changes in the fair value of these derivatives in finance income (expenses), net in the consolidated statements of comprehensive income (loss).
Hedge accounting is not applied to financial derivatives used as an economic hedge of financial assets and liabilities. The changes in the fair value of these derivatives are recorded, as incurred, in finance income (expenses), net in the consolidated statements of comprehensive income (loss). All of the accumulated other comprehensive loss as of December 31, 2025 is expected to be recognized as operating expenses in the consolidated statements of comprehensive income (loss) during the year ending December 31, 2026.
Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.
Fair value measurement
The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”). Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.
ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:
•Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
•Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.
•Level 3: Unobservable inputs are used when little or no market data is available.
Financial instruments consist of cash equivalents, restricted deposits, accounts receivables, derivative financial instruments, accounts payable, and accrued liabilities. Derivative financial instruments are stated at fair value on a recurring basis. Cash equivalents, restricted deposits, prepaid expenses, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value and are approximated at fair value.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted deposits, accounts receivable, and derivative instruments. For cash and cash equivalents and restricted deposits, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits.  For derivative instruments, the Company is exposed to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. Cash and cash equivalents and restricted deposits are maintained, and derivative instruments are transacted, with high-credit-quality financial institutions, primarily in the United States and Israel. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.
The Company’s accounts receivable are principally derived from sales to a wide range of customers. The Company does not generally require collateral from its customers and substantially all of its accounts receivable are unsecured. The Company provides an allowance for credit losses based upon management’s experience and estimate of collectability of each account. To date, the Company has not experienced any material losses on its accounts receivable. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers. The allowance for credit losses was immaterial for the years presented.
No single customer accounted for more than 10% of total revenue for the years ended December 31, 2023, 2024 and 2025. No single customer accounted for more than 10% of accounts receivable as of December 31, 2024 and 2025.
Segment reporting
The Company identifies operating segments in accordance with ASC Topic 280, Segment Reporting, as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company determined that it operates in a single operating and reportable segment. The Company’s Chief Executive Officer is the Company's CODM, who evaluates performance and makes operating decisions about allocating resources based on consolidated financial data. Our CODM uses consolidated net income to measure segment profit or loss, to allocate resources and assess performance. Further, the CODM reviews and utilizes functional expenses (cost of revenue, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations and evaluate return on total assets in deciding whether to invest in the development and expansion of the Company's consolidated operations or into strategic transactions, such as acquisitions.
Recently adopted accounting pronouncements
In December 2023, the Financial Accounting Standard Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation as well as information on income taxes paid. The Company adopted this guidance for the year ended December 31, 2025 on a prospective basis. See Note 14, Income Taxes, for further information.

Recently issued accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU 2024-03 Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures (“ASU 2024-03”), which requires more detailed information about specified categories of expenses presented on the face of the income statement, in addition to disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The amendment may be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating ASU 2024-03 to determine the impact it may have on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the assets. The guidance is effective for the Company beginning December 15, 2025, with early adoption permitted. The Company does not expect the adoption to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), to modernize the accounting guidance for the costs to develop software for internal use. The standard applies to costs incurred to develop or obtain software for internal use. ASU 2025-06 amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. Under the new standard, entities will commence capitalizing eligible costs when (i) management has authorized and committed to funding the software project, and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. The new standard also supersedes the guidance related to costs incurred to develop a website. ASU 2025-06 guidance is effective for annual periods beginning after December 15, 2027. The guidance can be applied on a prospective basis, a modified basis for in-process projects or on a retrospective basis. The Company is currently evaluating the impact of the adoption of this standard.
In November 2025, the FASB issued ASU 2025-09 to amend the guidance in Derivatives and Hedging (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating the impact on its financial statement disclosures.